OPERATING LEASES	12 Months Ended
Dec. 31, 2012
OPERATING LEASES
OPERATING LEASES

NOTE 11 — OPERATING LEASES

The Corporation currently maintains three operating leases for office locations.  The first operating lease, for our location in Birmingham, was originated in September 2005 and had an original term of 66 months with an option to renew for an additional five year period.  The original term of this was extended during 2011 for an additional three year term.

The second operating lease, for a second location in Manistique, was executed in April 2010, the terms of which began at that time.  The original term of this lease is three years and will automatically renew and extend for four additional consecutive terms of two years each.

The third operating lease, for a loan production office in Traverse City, was executed in May 2012, the terms of which began in August 2012.  The original term of this lease is three years with options for two consecutive renewal terms of three years each.

Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2013	$249
2014	190
2015	34

Total	$473

Rent expense for all operating leases amounted to $269,000 in 2012, $260,000 in 2011, and $270,000 in 2010.